MGP Selected Quarterly Financial Results (Unaudited) - Summary of Quarterly Financial Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Apr. 24, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 182,798	$ 184,146	$ 172,499	$ 110,903	$ 0	$ 0	$ 0	$ 0	$ 0			$ 551,153	$ 283,402	$ 467,548	$ 0	$ 0
Operating income (loss)	89,378	95,759	86,792	39,193	(67,970)	(70,888)	(68,775)	(61,538)	(60,753)			271,567	58,014	153,774	(261,954)	(246,242)
Net income (loss)	$ 43,700	50,999	42,671	9,646	$ (67,970)	$ (70,888)	$ (68,775)	$ (61,538)	$ (60,753)	$ (84,383)	$ 119,729	$ 134,267	$ (15,654)	35,346	$ (261,954)	$ (246,242)
Net income (loss) attributable to Class A shareholders		$ 12,394	$ 10,591	$ 6,953										$ 29,938
Basis net income per Class A share (in usd per share)		$ 0.22	$ 0.18	$ 0.12										$ 0.52
Diluted net income per Class A share (in usd per share)		$ 0.21	$ 0.18	$ 0.12										$ 0.52